CONSOLIDATED BALANCE SHEETS (Unaudited) - USD ($)	Mar. 31, 2020	Jun. 30, 2019	Jun. 30, 2018
Current Assets:
Cash and cash equivalents	$ 632,131	$ 2,288,426	$ 402,738
Accounts receivable	1,479,077	2,165,107	796,923
Inventories	2,167,523	1,734,604	1,144,068
Prepaid expenses	131,279	180,336	70,991
Total current assets	4,410,010	6,368,473	2,414,720
Fixed Assets:
Machinery and equipment	2,905,516	2,748,715	2,511,638
Leasehold improvements	724,680	668,446	553,596
Furniture and fixtures	178,640	168,450	148,303
Total	3,808,836	3,585,611	3,213,537
Less: Accumulated depreciation and amortization	3,278,054	3,202,605	3,164,051
Net Fixed Assets	530,782	383,006	49,486
Operating lease right-to-use asset	132,000
Patents, net	86,908	54,087	47,275
Goodwill	687,664	687,664	0
TOTAL ASSETS	5,847,364	7,493,230	2,511,481
Current Liabilities:
Current portion of capital lease obligation	70,436	9,572	8,962
Accounts payable	1,533,342	1,174,263	703,538
Customer advances	310,525	450,192	857,842
Accrued compensation and other	483,781	533,944	362,502
Amount due for business acquisition	0	1,443,341	0
Operating lease liability	56,196	0
Total Current Liabilities	2,454,280	3,611,312	1,932,844
Capital lease obligation, net of current portion	38,001	5,027	14,601
Acquisition earn out liability	500,000	500,000	0
Operating lease liability	75,804	0
Stockholders' Equity:
Common stock, $0.01 par value: 50,000,000 shares authorized; issued and outstanding - 12,991,789 shares at March 31, 2020 and 12,071,139 shares at June 30, 2019	129,918	120,712	101,972
Additional paid-in capital	49,389,419	48,893,172	45,484,186
Accumulated deficit	(46,740,058)	(45,636,993)	(45,022,122)
Total stockholders' equity	2,779,279	3,376,891	564,036
TOTAL LIABILITIES AND STOCKHOLDERS' EQUITY	$ 5,847,364	$ 7,493,230	$ 2,511,481